UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/02

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    21 October 2002
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		85

Form 13F Information Table Value Total:	              $91,382  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105       49 19634.000SH       Sole                19634.000
Agilent Technologies Inc.      COM              00846U101      276 21130.000SH       Sole                21130.000
Albertson's Incorporated       COM              013104104      907 37555.000SH       Sole                37555.000
Allstate Corp                  COM              020002101      836 23526.000SH       Sole                23526.000
American Electric Power        COM              025537101      764 26815.000SH       Sole                26815.000
American International Group,  COM              026874107     1913 34977.500SH       Sole                34977.500
American Natl Ins Co Com       COM              028591105      880 12395.000SH       Sole                12395.000
Amsouth Bancorporation         COM              032165102     2622 126445.000SH      Sole               126445.000
Arris Group, Inc.              COM                             222 60000.000SH       Sole                60000.000
Bank of America                COM              060505104     1670 26168.000SH       Sole                26168.000
Boeing                         COM              097023105     1265 37054.000SH       Sole                37054.000
Bristol Myers Squibb           COM              110122108     1467 61653.000SH       Sole                61653.000
British Petroleum Corporation  COM              055622104      401 10049.000SH       Sole                10049.000
Cascade Natural Gas            COM              147339105      351 17825.000SH       Sole                17825.000
Charles Schwab & Company       COM              808513105      455 52281.000SH       Sole                52281.000
Citigroup Inc.                 COM              172967101     1093 36877.465SH       Sole                36877.465
Coca Cola                      COM              191216100      526 10977.000SH       Sole                10977.000
Commercial Bancshares Florida  COM              201607108     5882 206388.000SH      Sole               206388.000
Commercial Net Realty          COM              202218103      193 12000.000SH       Sole                12000.000
Compass Bank                   COM              20449H109     1202 40765.000SH       Sole                40765.000
ConocoPhillips                 COM                            2402 51955.000SH       Sole                51955.000
Constellation Brands Inc.      COM                             254 11000.000SH       Sole                11000.000
Dell Corporation               COM              247025109      639 27200.000SH       Sole                27200.000
Deluxe Corp Com                COM              248019101     1151 25550.000SH       Sole                25550.000
Dodge & Cox Stock Fund Com     COM              256219106      374 4544.429 SH       Sole                 4544.429
EMC Corporation                COM              268648102      187 41022.000SH       Sole                41022.000
Eastman Chemical               COM              277432100      210 5502.000 SH       Sole                 5502.000
Emerson Electric               COM              291011104      880 20038.000SH       Sole                20038.000
Excelon Corp.                  COM              674416102        4 14700.000SH       Sole                14700.000
Exxon Corp                     COM              302290101     1070 33541.000SH       Sole                33541.000
Florida Rock Industries        COM              341140101     4315 141201.000SH      Sole               141201.000
Flowers Inc. Inc.              COM              343496105      291 12796.001SH       Sole                12796.001
Gammon Lake Res Inc. F         COM                              23 30000.000SH       Sole                30000.000
General Electric               COM              369604103     3095 125557.000SH      Sole               125557.000
Genuine Parts                  COM              372460105     1749 57072.000SH       Sole                57072.000
H J Heinz                      COM              423074103     2244 67251.000SH       Sole                67251.000
Havana Republic Inc.           COM                               0 10000.000SH       Sole                10000.000
Hawaiian Electric Industries   COM                             703 16312.000SH       Sole                16312.000
Hewlett Packard                COM              428236103      749 64153.544SH       Sole                64153.544
Hilton Hotel Corporation       COM              432848109      183 16052.000SH       Sole                16052.000
Home Depot                     COM              437076102     1807 69250.000SH       Sole                69250.000
Intel Corporation              COM              458140100     1519 109333.000SH      Sole               109333.000
International Business Machine COM              459200101      744 12739.022SH       Sole                12739.022
Johnson & Johnson              COM              478160104     4135 76462.000SH       Sole                76462.000
Johnson Controls               COM              478366107      864 11250.000SH       Sole                11250.000
Laservision Tech.              COM              501803209        7 11500.000SH       Sole                11500.000
Loch Harris Inc Com New        COM              539578203        1 30000.000SH       Sole                30000.000
Lucent Technologies            COM              549463107       13 17651.541SH       Sole                17651.541
Mcdonalds Corp.                COM              580135101      186 10536.706SH       Sole                10536.706
Mellon Bank Corp               COM              585509102     2005 77307.000SH       Sole                77307.000
Merck & Co. Inc.               COM              589331107     1009 22082.904SH       Sole                22082.904
Microsoft Corporation          COM              594918104      284 6493.000 SH       Sole                 6493.000
Motorola, Inc.                 COM              620076109      668 65649.000SH       Sole                65649.000
Nordstrom, Inc.                COM              655664100      669 37265.000SH       Sole                37265.000
Oracle Corporation             COM              68389X105      101 12870.000SH       Sole                12870.000
Park Place Entertainment       COM              700690100      148 18631.000SH       Sole                18631.000
Parkway Holdings Ltd           COM                               5 10000.000SH       Sole                10000.000
Patriot Transportation Holding COM              70337B102      380 17800.000SH       Sole                17800.000
Pepco Holdings Inc.            COM              737679100      403 20200.000SH       Sole                20200.000
Pepsico Inc.                   COM              713448108     1910 51686.790SH       Sole                51686.790
Pfizer                         COM              717081103     2878 99174.000SH       Sole                99174.000
Post Properties Inc.           COM              737464107      557 21450.000SH       Sole                21450.000
Procter & Gamble               COM              742718109      501 5600.000 SH       Sole                 5600.000
Regency Centers Corporation    COM              758939102      997 32150.000SH       Sole                32150.000
Royal Dutch Petroleum          COM              780257804     1822 45345.000SH       Sole                45345.000
Safeco Corp.                   COM              786429100     1139 35855.000SH       Sole                35855.000
Safeway Stores Inc.            COM              786514208      557 24978.000SH       Sole                24978.000
Sony Corporation               COM              835699307      471 11455.000SH       Sole                11455.000
Southern Company               COM              842587107      578 20075.000SH       Sole                20075.000
Suntrust Banks Inc.            COM              867914103      695 11305.000SH       Sole                11305.000
Target Inc.                    COM              87612E106      320 10847.000SH       Sole                10847.000
Verizon Communications         COM              92343V104     1145 41716.000SH       Sole                41716.000
Wachovia Corp. New             COM              929771103     3373 103179.295SH      Sole               103179.295
Wal-Mart Stores                COM              931142103     1205 24469.000SH       Sole                24469.000
Walt Disney                    COM              254687106      208 13733.000SH       Sole                13733.000
Wells Fargo & Co.              COM              949746101     1217 25265.000SH       Sole                25265.000
Worldcom Inc Worldcom Group    COM                               1 13000.000SH       Sole                13000.000
Wyndham Intl Inc. Class A      COM              983101106        3 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM              988792107     7950 7360800.000SH     None              7360800.000
Zimmer Holdings Inc.           COM              98956P102      213 5556.000 SH       Sole                 5556.000
Citigroup VII 7.125%           PFD                            1317    51550 SH       Sole                    51550
Con Edison PFD 7.25%           PFD                             252     9500 SH       Sole                     9500
JP Morgan Pfd. 7.00% 2/15/32   PFD                             489    19600 SH       Sole                    19600
Rochester G&E 6.650%           PFD                            1157    43350 SH       Sole                    43350
SunTrust Cap. IV PFD 7.125%    PFD                            1979    76575 SH       Sole                    76575
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